Subsequent Events (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Feb. 28, 2019 USD ($) shares	Feb. 28, 2019 CNY (¥) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Subsequent Events
Number of ordinary shares issued			366,943,308
Class A ordinary shares
Subsequent Events
Shares issued			2,381,240,988	42,486,360
Subsequent Events | Follow-on public offering
Subsequent Events
Total Proceeds, net of issuance cost	$ 1,180,080	¥ 8,113,640
Subsequent Events | ADSs | Follow-on public offering
Subsequent Events
Number of ordinary shares issued	48,435,000	48,435,000
Subsequent Events | Class A ordinary shares | Follow-on public offering
Subsequent Events
Number of ordinary shares issued	193,740,000	193,740,000